Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—82.7%
	Aerospace/Defense—1.0%
$ 200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	$ 198,500
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	143,607
	TOTAL	342,107
	Airlines—1.0%
350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	346,188
	Automotive—4.3%
250,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	199,375
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	293,988
250,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	247,653
270,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	270,675
250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	249,162
250,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	196,664
	TOTAL	1,457,517
	Building Materials—3.8%
250,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	205,000
250,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	221,784
250,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	214,375
450,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	435,937
250,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	230,376
	TOTAL	1,307,472
	Cable Satellite—4.8%
300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	300,270
350,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	350,424
350,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	330,050
300,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.250%, 12/1/2026	253,815
250,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	228,966
200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	187,000
	TOTAL	1,650,525
	Chemicals—4.0%
250,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	236,262
270,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	233,410
200,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	176,000
300,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	289,500
250,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	227,720
250,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	200,676
	TOTAL	1,363,568
	Construction Machinery—0.9%
300,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	302,250
	Consumer Cyclical Services—2.6%
100,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	99,106
300,000	Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	268,218
250,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	224,941
300,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	299,811
	TOTAL	892,076

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—2.8%
$ 250,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	$ 227,369
300,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	255,000
250,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	243,143
250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	220,625
	TOTAL	946,137
	Diversified Manufacturing—2.1%
250,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	244,057
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	207,650
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	262,515
	TOTAL	714,222
	Finance Companies—1.3%
250,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	236,250
250,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	219,535
	TOTAL	455,785
	Food & Beverage—2.3%
250,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	249,525
250,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	245,885
300,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	309,000
	TOTAL	804,410
	Gaming—3.8%
250,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	222,262
250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	243,125
300,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	303,900
350,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	323,578
210,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	201,075
	TOTAL	1,293,940
	Health Care—5.4%
300,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	234,750
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	232,885
350,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	336,000
250,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	232,960
250,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	235,232
300,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	229,500
350,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	349,813
	TOTAL	1,851,140
	Independent Energy—3.4%
300,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	326,250
250,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	241,550
250,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	254,375
350,000	Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	347,949
	TOTAL	1,170,124
	Industrial - Other—0.7%
300,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	234,750
	Insurance - P&C—5.0%
265,937	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	284,553
350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	345,180
400,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	403,948
335,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	292,016
400,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	393,427
	TOTAL	1,719,124

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—0.9%
$ 300,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	$ 310,500
	Lodging—0.9%
300,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	304,560
	Media Entertainment—5.5%
250,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	163,050
400,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	388,954
400,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	376,132
250,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	236,655
250,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	244,875
250,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	226,875
250,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	241,653
	TOTAL	1,878,194
	Midstream—6.2%
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	250,635
300,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	304,740
350,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	357,350
250,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	250,750
350,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	357,907
350,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	350,000
250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	248,225
	TOTAL	2,119,607
	Oil Field Services—3.5%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	195,000
100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	99,153
400,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	403,356
250,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	249,931
260,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	253,825
	TOTAL	1,201,265
	Packaging—3.0%
250,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	208,750
350,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	341,320
260,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	243,100
250,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	246,109
	TOTAL	1,039,279
	Paper—1.1%
400,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	391,000
	Pharmaceuticals—2.4%
250,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	235,727
250,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	159,549
250,000	Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	228,438
250,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	195,625
	TOTAL	819,339
	Restaurant—0.6%
200,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	187,940
	Retailers—1.2%
400,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	396,636
	Technology—5.1%
250,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	219,922
250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	233,750
250,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	190,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 250,000		II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	$ 234,375
250,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	200,148
250,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	235,647
200,000		Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	174,473
300,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	263,850
		TOTAL	1,752,165
		Transportation Services—1.8%
400,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	392,092
250,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	237,341
		TOTAL	629,433
		Utility - Electric—1.3%
260,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	260,000
200,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	191,726
		TOTAL	451,726
		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,496,366)	28,332,979
	[1]	FLOATING RATE LOANS—17.2%
		Consumer Cyclical Services—1.0%
250,000		AP Core Holdings II LLC, High-Yield Term Loan B2, 6.560% (1-month LIBOR + 5.500%), 9/1/2027	238,125
100,000		Century Casinos, Inc., 2022 Term Loan–1st Lien, 6.842% (SOFR CME + 6.000%), 4/2/2029	95,500
		TOTAL	333,625
		Financial Institutions—0.7%
248,718	[2]	Sedgwick Claims Management Services, Inc., 2020 Term Loan B3–1st Lien, TBD, 9/3/2026	243,226
		Gaming—0.7%
250,000	[2]	Great Canadian Gaming Corp., 2021 Term Loan, TBD, 11/1/2026	243,000
		Health Care—3.2%
200,000	[2]	AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, TBD, 8/24/2028	192,876
250,000	[2]	Azalea Topco, Inc., 2021 Term Loan B–1st Lien, TBD, 7/24/2026	241,250
200,000		Curia Global, Inc., 2021 Term Loan–1st Lien, 4.810%–4.989% (1-month LIBOR +3.750%, 3-month LIBOR +3.750%), 8/30/2026	192,292
249,367		Curium BidCo S.a r.l., 2020 Term Loan–1st Lien, 5.000% (3-month LIBOR + 4.250%), 9/10/2027	238,146
250,000		MH Sub I LLC, 2021 2nd Lien Term Loan–2nd Lien, 7.310% (1-month LIBOR + 6.250%), 2/23/2029	241,250
		TOTAL	1,105,814
		Independent Energy—0.8%
250,000		Ascent Resources Utica Holdings, 2020 Fixed 2nd Lien Term Loan, 10.021% (3-month LIBOR +9.000%), 11/1/2025	265,313
		Industrial - Other—1.4%
250,000	[2]	FCG Acquisitions, Inc., Term Loan–1st Lien, TBD, 3/31/2028	238,542
250,000		SPX Flow, Inc., 2022 Term Loan, 5.634% (SOFR CME + 4.500%), 4/5/2029	234,533
		TOTAL	473,075
		Insurance - P&C—0.6%
250,000		Asurion LLC, 2021 2nd Lien Term Loan B3–2nd Lien, 6.310% (1-month LIBOR +5.250%), 1/31/2028	224,168
		Media Entertainment—1.4%
250,000	[2]	Magnite, Inc., Term Loan–1st Lien, TBD, 4/28/2028	241,250
249,375		NEP/NCP Holdco, Inc., Incremental Term Loan B–1st Lien, 6.500% (PRIME + 3.000%), 10/20/2025	238,984
		TOTAL	480,234
		Oil Field Services—0.4%
125,000	[2]	Championx Corp., 2022 Term Loan B1, TBD, 5/13/2029	122,656
		Packaging—1.4%
250,000		Charter Nex US, Inc., 2021 Term Loan–1st Lien, 4.810% (1-month LIBOR +3.750%), 12/1/2027	240,625
250,000	[2]	Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, TBD, 4/13/2029	237,500
		TOTAL	478,125

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—4.9%
$ 250,000	[2]	Barracuda Networks, Inc., 2022 Term Loan, TBD, 5/17/2029	$ 241,043
250,000	[2]	Greeneden U.S. Holdings II LLC, 2020 Term Loan B4–1st Lien, TBD, 12/1/2027	242,455
250,000	[2]	Hyland Software, Inc., 2018 1st Lien Term Loan–1st Lien, TBD, 7/1/2024	243,507
249,369		Milano Acquisition Corp., Term Loan B–1st Lien, 5.006% (3-month LIBOR + 4.000%), 10/1/2027	243,134
250,000	[2]	Nexus Buyer LLC, Term Loan B–1st Lien, TBD, 11/9/2026	241,095
250,000		RL Merger Subsidiary, Inc., 2022 Incremental Term Loan–1st Lien, 5.242% (SOFR + 4.500%), 3/17/2027	242,970
250,000		UKG, Inc., 2021 2nd Lien Term Loan, 6.212% (3-month LIBOR + 5.250%), 5/3/2027	239,220
		TOTAL	1,693,424
		Utility - Electric—0.7%
250,000	[2]	TerraForm Power Operating LLC, 2022 Term Loan B, TBD, 5/30/2029	243,750
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $6,072,269)	5,906,410
		ASSET-BACKED SECURITIES—1.3%
		Finance Companies—0.6%
250,000		Aimco 2020-12A, Class ER, 6.951%, 1/17/2032	225,698
		Financial Institutions—0.7%
250,000		Palmer Square Loan Funding Ltd. 2022-2A, Class D, 7.288%, 10/15/2030	228,412
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $500,000)	454,110
		INVESTMENT COMPANIES—6.6%
117,398		Bank Loan Core Fund	1,065,972
1,198,113		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.83%[3]	1,197,754
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,328,173)	2,263,726
		TOTAL INVESTMENT IN SECURITIES—107.8% (IDENTIFIED COST $39,396,808)	36,957,225
		OTHER ASSETS AND LIABILITIES - NET—(7.8)%[4]	(2,684,637)
		TOTAL NET ASSETS—100%	$34,272,588
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2022	$1,687,027	$540,297	$2,227,324
Purchases at Cost	$—	$3,679,363	$3,679,363
Proceeds from Sales	$(540,000)	$(3,021,977)	$(3,561,977)
Change in Unrealized Appreciation/Depreciation	$(45,076)	$101	$(44,975)
Net Realized Gain/(Loss)	$(35,979)	$(30)	$(36,009)
Value as of 5/31/2022	$1,065,972	$1,197,754	$2,263,726
Shares Held as of 5/31/2022	117,398	1,198,113	1,315,511
Dividend Income	$20,627	$1,882	$22,509

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at May 31, 2022 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$28,332,979	$—	$28,332,979
Floating Rate Loans	—	5,906,410	—	5,906,410
Asset-Backed Securities	—	454,110	—	454,110
Investment Companies	2,263,726	—	—	2,263,726
TOTAL SECURITIES	$2,263,726	$34,693,499	$—	$36,957,225

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined